28. Transactions with related parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Transactions with related parties
28.	Transactions with related parties

28.1.	Transportation and consulting services

In the course of its operations, the Company, by itself and through its subsidiaries, entered into agreements with the companies listed below, part of the same economic group as the Company:

·	Expresso Caxiense S.A.: Provision of passenger transportation services in case of an interrupted flight, effective until March 9, 2023; and

·	Viação Piracicabana Ltda.: Provision of passenger, baggage, crew, and employee transportation services between airports, effective until September 30, 2021.

In the year ended December 31, 2020, GLA recognized total expenses related to these services of R$5,779 (R$10,560 in the year ended December 31, 2019). On the same date, the balance payable to related companies, under “suppliers”, was of R$3,344 (R$1,822 on December 31, 2019), and refers mainly to transportation services with Viação Piracicabana Ltda.

28.2.	Contracts of UATP (“Universal Air Transportation Plan”) to grant credit limit

The subsidiary GLA entered into UATP account opening agreements with the related parties indicated below: Aller Participações S.A.; BR Mobilidade Baixada Santista S.A. SPE; Breda Transportes e Serviços S.A.; Comporte Participações S.A.; Empresa Cruz de Transportes Ltda.; Empresa de Ônibus Pássaro Marrom S.A.; Empresa Princesa do Norte S.A.; Expresso Itamarati S.A.; Expresso Maringá do Vale S.A.; Expresso União Ltda.; Glarus Serviços Tecnologia e Participações S.A.; Limmat Participações S.A.; Quality Bus Comércio de Veículos S.A.; Super Quadra Empreendimentos Imobiliários S.A.; Thurgau Participações S.A.; Transporte Coletivo Cidade Canção Ltda.; Turb Transporte Urbano S.A.; Vaud Participações S.A.; and Viação Piracicabana Ltda.; all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment means on the purchase of airline tickets and related services, seeking to simplify billing and make feasible payment between the participating companies.

The companies indicated above are owned by the individuals who control FIP Volutto and Mobi FIA, the main shareholders of the Company.

28.3.	Commercial partnership and maintenance agreement

On February 19, 2014, the Company signed an exclusive strategic partnership agreement for business cooperation with AirFrance-KLM. On January 1, 2017, the Company signed an extension of the scope for the inclusion of maintenance services. During the fiscal year ended on December 31, 2020, expenses with component maintenance incurred at the AirFrance-KLM workshop were R$171,290 (R$284,691 in the year ended December 31, 2019). On December 31, 2020, the Company has R$72,519 in the “Suppliers” account under current liabilities (R$142,241 on December 31, 2019).

28.4.	Compensation agreement for the provision of guarantee

On October 27, 2020, the Company, through its subsidiary Gol Finance, issued a debt (guaranteed financing) totaling US$250 million, for which it holds the guarantee of compliance with the obligations granted by Mobi FIA, which pledged US$20 million of preferred shares issued by GOL Linhas Aéreas Inteligentes S.A., through the execution of the Shares, Assets and Credit Rights Pledge Agreement and in consideration will receive remuneration from the Company, according to the terms agreed in the contract. For additional information, see Note 17.

28.5.	Compensation of key management personnel

	2020	2019	2018
Salaries, wages and benefits (*)	35,147	69,609	75,979
Related taxes and charges	13,454	15,813	11,062
Share-based compensation	15,509	8,880	10,234
Total	64,110	94,302	97,275

(*) Includes payment for members of Management, audit committee, and fiscal council.